Statutory Information (Details)		12 Months Ended
	Jan. 01, 2016	Dec. 31, 2023
Statutory Information (Details) [Line Items]
Total statutory capital and surplus		25.00%
United Kingdom [Member]
Statutory Information (Details) [Line Items]
Confidence of the ability	Since 1 January 2016 the Company has been subject to the Solvency II regime and is required to meet a Solvency Coverage Ratio (“SCR”) which is calibrated to seek to ensure a 99.5% confidence of the ability to meet its obligations over a 12-month time horizon
Malta [Member]
Statutory Information (Details) [Line Items]
Confidence of the ability		The company is subject to the Solvency II regime and is required to meet an SCR which is calibrated to seek to ensure a 99.5% confidence of the ability to meet its obligations over a 12-month time horizon